Q India Equity Fund
Schedule of Investments
March 31, 2025 (Unaudited)
COMMON STOCKS — 95.05% Shares Fair Value
India — 95.05%
Communications — 3.04%
Bharti Airtel Ltd.
(a)
119 $ 2,407
Consumer Discretionary — 13.32%
Bajaj Auto Ltd.
(a)
17 1,561
Crompton Greaves Consumer Electricals Ltd.
(a)
1,044 4,314
Exide Industries Ltd.
(a)
333 1,399
Hero MotoCorp Ltd. 75 3,256
10,530
Financials — 44.90%
Aditya Birla Sun Life Asset Management Co. Ltd. PFIC
(a)
400 2,964
Axis Bank Ltd.
(a)
154 1,976
HDFC Bank Ltd.
(a)
207 4,415
ICICI Bank Ltd.
(a)
264 4,152
ICICI Lombard General Insurance Co. Ltd.
(a)
170 3,560
ICICI Prudential Life Insurance Co. Ltd.
(a)
587 3,866
IndusInd Bank Ltd.
(a)
200 1,514
Kotak Mahindra Bank Ltd.
(a)
136 3,445
LIC Housing Finance Ltd. 461 3,027
Shriram Finance Ltd.
(a)
111 848
Star Health & Allied Insurance Co. Ltd.
(a)
682 2,844
State Bank of India 322 2,896
35,507
Health Care — 4.38%
Cipla Ltd.
(a)
206 3,463
Information Technology — 2.84%
Tech Mahindra Ltd.
(a)
136 2,244
Materials — 6.16%
Nuvoco Vistas Corp Ltd.
(a)
928 3,333
Tata Steel Ltd. 857 1,532
4,865
Technology — 13.03%
Infosys Ltd.
(a)
214 3,923
Tata Consultancy Services Ltd. 99 4,168
Wipro Ltd.
(a)
725 2,212
10,303
Utilities — 7.38%
GAIL India Ltd.
(a)
1,677 3,574
Gujarat State Petronet Ltd.
(a)
666 2,258
5,832
Total Common Stocks (Cost $76,169) 75,151

Q India Equity Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
MONEY MARKET FUNDS — 36.31% Shares Fair Value
U.S. Bank Money Market Deposit Account, 3.31%
(b)
28,707 $ 28,707
Total Money Market Funds (Cost $28,707) 28,707
Total Investments — 131.36%
    (Cost $104,876) 103,858
Liabilities in Excess of Other Assets — (31.36)% (24,793)
NET ASSETS — 100.00% $ 79,065
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of March 31, 2025.
PFIC - Passive Foreign Investment Company